Operating Segments (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Segment Performance

Segment performance

Six Months Ended December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total

Segment revenue1	$—	$2,702,276	$—	$—	$2,702,276
Other income	35,154	260,536	—	—	295,690
Interest income	—	—	—	19,416	19,416
Total income	35,154	2,962,812	—	19,416	3,017,382
Segment net profit / (loss) before tax	$(14,584,755)	$(5,520,718)	$—	$(7,758,541)	$(27,864,014)

Restated Twelve Months Ended June 30, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total

Segment revenue1	$—	$6,099,815	$—	£1,340	$6,101,155
Other income	385,482	1,202,324	—	—	1,587,806
Interest income	—	—	—	8,314	8,314
Total income	385,482	7,302,139	—	9,654	7,697,275
Segment net profit / (loss) before tax	$(20,366,063)	$(6,248,217)	$—	$(25,246,027)	$(51,860,307)

Restated Twelve Months Ended June 30, 2021 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total

Segment revenue1	$—	$3,893,739	$—	$—	$3,893,739
Other income	51,550	595,070	—	60,707	707,327
Interest income	—	—	—	26,120	26,120
Total income	51,550	4,448,809	—	86,827	4,587,186
Segment net profit / (loss) before tax	$(9,051,651)	$(79,687)	$(34,580)	$(4,278,475)	(13,444,393)

Restated Twelve Months Ended June 30, 2020 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment revenue1	$—	$2,851,035	$—	$—	$2,851,035
Other income	—	526,278	—	39,548	565,826
Interest income	—	—	—	484	484
Total income	—	3,377,313	—	40,032	3,417,345
Segment net profit / (loss) before tax	$(4,978,264)	$(571,802)	$—	$(7,880,228)	(13,430,294)

[1]See Note 3, Revenue, for segment revenue by product line for the six months ended December 31, 2022, and twelve months ended June 30, 2022, 2021 and 2020.

Schedule of Segment Assets

Segment assets

At December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$153,744,385	$19,635,067	$2,219,480	$101,825,626	$277,424,558

Restated At June 30, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$136,209,642	$19,035,525	$2,225,785	$145,508,319	$302,979,271

Restated June 30, 2021 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$36,008,009	$10,502,934	$2,353,389	$103,445,313	$152,309,645

Schedule of Segment Liabilities

Segment liabilities

December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$40,119,176	$8,960,085	$—	$2,289,028	$51,368,289

Restated June 30, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$40,891,975	$8,962,922	$—	$1,990,896	$51,845,793

Restated June 30, 2021 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$7,119,839	$5,640,610	$—	$1,099,360	$13,859,809